CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net income	¥ 455,953	¥ 480,713	¥ 460,952
Other comprehensive income (loss):
Unrealized holding gains (losses) on available-for-sale securities, net of applicable taxes	8,751	20,680	1,901
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	(84)	6,109	1,994
Unrealized gains (losses) on cash flow hedges, net of applicable taxes	(76)	31	(2)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	59
Foreign currency translation adjustment, net of applicable taxes	31,653	34,041	(32,082)
Less: Reclassification of realized gains and losses, net of applicable taxes included in net income	6,010	155	3,084
Pension liability adjustment, net of applicable taxes
Actuarial gains (losses) arising during period, net	11,929	(5,895)	(2,746)
Prior service cost arising during period, net	3,361		(72)
Less: Amortization of prior service cost	(1,457)	(1,458)	(1,347)
Less: Curtailment gain	(3,294)
Less: Amortization of actuarial gains and losses	1,963	1,805	1,606
Less: Amortization of transition obligation	80	80	76
Total other comprehensive income (loss)	58,895	55,548	(27,588)
Comprehensive income	514,848	536,261	433,364
Less: Comprehensive (income) loss attributable to noncontrolling interests	8,583	10,182	2,974
Comprehensive income attributable to NTT DOCOMO, INC.	¥ 523,431	¥ 546,443	¥ 436,338